Preferred and Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Warrants and Rights Note Disclosure [Abstract]
Schedule of Preferred Stock Warrants Outstanding
The redeemable convertible preferred stock warrants outstanding prior to the IPO were as follows:

	Issuance Date	Exercisable Date	Expiration Date	Shares	Exercise Price Per Share
Series E-1 warrants	10/24/2012	10/24/2012	10/24/2019	292,862	$6.00

Schedule of Fair Value Assumptions
The following table summarizes the assumptions used to determine the fair value of the Company’s redeemable convertible preferred stock warrants as of December 31, 2016:

December 31, 2016
Fair value of Series E-1 redeemable convertible preferred stock	$20.46
Risk-free interest rate	0.7%
Expected term	0.8
Expected volatility	61%
Dividend yield	—%